INCOME TAXES (Schedule of Income Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Current provision:
USA	$ 2		$ 2
PRC
Total current	2		2
Deferred benefit:
USA
PRC	14	92	27	130
Total Deferred benefit	14	92	27	130
Total provision for income taxes	$ 12	$ 92	$ 25	$ 130